Summary of significant accounting policies (Details ) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Beginning balance	$ 3,756,000
Change in fair value	(942,000)	(2,569,000)
Ending balance	2,814,000	3,756,000
Beginning Balance of warrant liability
Change in fair value of warrant liabilty		(3,013,000)
Ending balance of warrant liability		904,000
Beginning balance of Conversion features
Change in fair value of conversion features		444,000
Ending balance of conversion features		$ 2,852,000
March 2019 Warrant Liability [Member]
Beginning Balance of warrant liability	904,000
Change in fair value of warrant liabilty	(602,000)
Ending balance of warrant liability	302,000
March 2019 Conversion Feature [Member]
Beginning balance of Conversion features	2,852,000
Change in fair value of conversion features	(340,000)
Ending balance of conversion features	$ 2,512,000